Patents (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Less accumulated amortization	$ (345)	$ (315)
Finite Lived Intangible Assets Issued Net	53	83
Patents, net	79,786	83
Patents and trademarks under development [Member]
Finite-Lived Intangible Assets, Gross	79,733	0
Patents issued [Member]
Finite-Lived Intangible Assets, Gross	$ 398	$ 398